Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	1290 Funds
Central Index Key	dei_EntityCentralIndexKey	0001605941
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 03, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 03, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016